GENERAL	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

NOTE 1 – GENERAL

ClickSoftware Technologies Ltd. (the "Company" or "ClickSoftware") was incorporated in Israel and is a leading provider of software products and solutions for workforce management and optimization. The Company's products and solutions incorporate best business practices, key business functions of service operations, and sophisticated decision-making algorithms that enable its customers to more efficiently manage their service operations in a scalable, integrated manner.

The Company's solutions are grouped into four main suites which together comprise its Service Optimization Suite:

•	Field Service Daily Suite covers automatic decision making and optimization support to manage field service operations.
•	Roster (Shift Planning) Suite covers shift planning needs for both the manager as well as the employee to optimize the balance between staffing levels needed for serving customers and managing labor costs, and employee preferences.
•	ClickMobile and Mobility Suite covers the needs of the mobile individual and back-office staff for field data communication.
•	Forecasting and Planning Suite covers tactical short term resource planning.

The Company's Service Optimization Suite is designed to increase service revenue and customer responsiveness while reducing costs. The Company's Service Optimization Suite includes strategic and tactical workforce planning, optimized service scheduling, intelligent problem resolution, mobile workforce management, shift planning and business analytics, connecting various organizational levels and all functions, from executive strategy to operational execution. The following comprise the individual products of the above suites: ClickSchedule, ClickAnalyze, ClickMobile, ClickLocate, ClickContact, ClickRoster, ClickPlan and ClickForecast. The Company provides a Cloud-based offering of its Service Optimization Suite via ClickSoftware Cloud Services and ClickExpress, which aims at the small and mid-size company markets.